Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets (Note 8)	$ 4,631	$ 4,384
Regulatory liabilities (Note 8)	(4,291)	(3,958)
DBP Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	11	12
Unamortized past service costs	1	1
Income tax (recovery) expense	(3)	(3)
Accumulated other comprehensive income	9	10
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	46	189
Past service credits	(1)	(2)
Other regulatory deferrals	12	(11)
Regulatory assets (Note 8)	235	254
Regulatory liabilities (Note 8)	(178)	(78)
Net regulatory assets (liabilities)	57	176
OPEB Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Unamortized net actuarial losses (gains)	(11)	(10)
Unamortized past service costs	6	6
Income tax (recovery) expense	1	1
Accumulated other comprehensive income	(4)	(3)
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses (gains)	(283)	(215)
Past service credits	(2)	(3)
Other regulatory deferrals	4	2
Regulatory assets (Note 8)	0	0
Regulatory liabilities (Note 8)	(281)	(216)
Net regulatory assets (liabilities)	$ (281)	$ (216)